UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 3.5%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	$2,635	$2,751,388
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	5,253,398
5.00%, 12/01/37	3,990	3,664,176
		11,668,962
Arkansas — 0.6%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp., Project, AMT, 5.60%, 10/01/26	1,825	1,821,204
California — 14.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,480	2,681,475
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (a)	9,710	98,751
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	3,780,280
California State Housing Facilities Finance Authority, Series K Home Mortgage, 5.50%, 2/01/42	2,220	2,209,810
California State Public Works Board, RB, Various Capital Project, Sub-Series I-1, 6.38%, 11/01/34	1,280	1,390,822
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 5.50%, 10/01/33	5,000	5,036,700
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	860	913,896
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	6,500	6,805,565
San Francisco City & County Redevelopment Agency, Special Tax Bonds, District No. 6, Mission Bay South Public Improvements, 6.63%, 8/01/27	3,120	3,133,884

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purpose:
6.00%, 3/01/33	$1,760	$1,972,379
6.50%, 4/01/33	10,670	12,431,831
5.00%, 10/01/41	3,320	3,299,383
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	5,095	5,111,304
		48,866,080
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,330	2,443,145
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	1,375	1,305,824
		3,748,969
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	1,505	1,548,750
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,240	1,246,398
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,430	4,056,773
		5,303,171
District of Columbia — 6.5%
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	1,265	1,052,581
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed:
6.50%, 5/15/33	7,500	7,801,050
6.75%, 5/15/40	11,500	11,313,930
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	550	567,226

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A (concluded):
5.25%, 10/01/44	$865	$895,258
		21,630,045
Florida — 5.0%
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	1,240	1,201,349
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	2,855	2,838,527
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,284,593
Live Oak Community Development District No. 1, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,115	3,189,230
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	3,640	3,816,322
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	2,500	2,604,875
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	1,930	1,571,020
		16,505,916
Georgia — 0.3%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	941,343
Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	695	710,394
6.75%, 11/15/29	995	1,023,587
7.00%, 11/15/39	680	700,842
		2,434,823
Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	1,480	1,556,116
Illinois — 12.9%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	2,300	2,424,844
5.00%, 12/01/41	760	760,000
City of Chicago Illinois, RB, O’Hare International Airport, General, Third Lien, Series A, 5.75%, 1/01/39	5,000	5,426,750
City of Chicago Illinois, Refunding RB, O’Hare International Airport, General, Third Lien, Series C, 6.50%, 1/01/41	6,430	7,359,456

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	$1,150	$1,190,733
City of Chicago Illinois, Sales Tax Revenue, Refunding RB, Series A, 5.25%, 1/01/38	895	947,420
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (b)(c)	900	179,928
Navistar International, Recovery Zone, 6.50%, 10/15/40	1,675	1,725,217
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,813,508
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	371,021
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	10,500	10,971,765
Metropolitan Pier & Exposition Authority, Refunding RB (AGM), McCormick Place Expansion Project:
Series B, 5.00%, 6/15/50	3,430	3,294,206
Series B-2, 5.00%, 6/15/50	2,725	2,612,784
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,470	1,567,417
6.00%, 6/01/28	1,255	1,320,875
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	716,640
		42,682,564
Indiana — 2.7%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	915	933,364
Indiana Finance Authority, Refunding RB:
Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	1,500	1,524,975
First Lien, CWA Authority, Series A, 5.25%, 10/01/38	1,720	1,825,729
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital Inc., 5.38%, 9/15/22	3,675	3,437,264
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,304,340
		9,025,672
Iowa — 0.6%
Iowa State Student Loan Liquidity Corp., RB, AMT, Series A-1, 5.15%, 12/01/22	2,140	2,140,000

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	$1,755	$1,775,867
Kentucky — 0.4%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,105	1,156,228
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	3,650	3,800,745
Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	475	475,632
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,018,270
Maryland Health & Higher Educational Facilities Authority, RB, Union Hospital Of Cecil County Issue, 5.63%, 7/01/32	1,000	1,002,710
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	2,400	2,499,360
		4,995,972
Massachusetts — 1.0%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	2,000	2,389,440
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	955	974,902
		3,364,342
Michigan — 1.1%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,520,190
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	2,243,088
		3,763,278
Minnesota — 2.2%
Tobacco Securitization Authority Minnesota Refunding, RB, Series B, 5.25%, 3/01/25	4,905	5,138,380

Municipal Bonds	Par (000)	Value
Minnesota (concluded)
Tobacco Securitization Authority, Minnesota, Refunding RB, Tobacco Settlement, Series B, 5.25%, 3/01/31	$2,065	$2,086,042
		7,224,422
Missouri — 2.1%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,845,140
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	1,135	1,060,692
		6,905,832
Multi-State — 4.1%
Centerline Equity Issuer Trust (d)(e):
5.75%, 5/15/15	1,000	1,069,550
6.00%, 5/15/15	5,000	5,400,300
6.00%, 5/15/19	3,500	3,865,295
6.30%, 5/15/19	3,000	3,323,670
		13,658,815
Nebraska — 0.9%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,245	1,265,543
Sarpy County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,635	1,661,977
		2,927,520
Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,507,275
New Jersey — 10.8%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/34	3,810	3,665,715
Continental Airlines Inc. Project, AMT, 7.20%, 11/15/30 (f)	10,100	10,104,040
Kapkowski Road Landfill Project, Series 1998B, AMT, 6.50%, 4/01/31	10,000	9,919,600
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	7,757,929
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	2,690	2,781,729
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	1,375	1,436,999
		35,666,012

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 3.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (b)(c)	$985	$246,250
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	1,325	1,374,807
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (b)(f)	6,700	5,761,866
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,335	1,385,810
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/36	1,410	1,471,025
		10,239,758
North Carolina — 2.2%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities National Gypsum Co. Project, AMT, 5.75%, 8/01/35	7,500	5,813,700
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	1,525	1,552,679
		7,366,379
Ohio — 2.0%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	3,405	3,463,362
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	3,025	3,045,388
		6,508,750
Oklahoma — 0.8%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (b)(f)	3,925	2,737,687
Pennsylvania — 2.7%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	2,000	1,676,380
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	5,175	5,211,846
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	2,065	2,158,668
		9,046,894

Municipal Bonds	Par (000)	Value
Puerto Rico — 5.3%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.58%, 8/01/33 (a)	$13,600	$3,591,488
CAB, Series A, 6.61%, 8/01/34 (a)	5,500	1,350,965
CAB, Series A, 6.61%, 8/01/35 (a)	14,055	3,215,362
CAB, Series A, 6.64%, 8/01/36 (a)	11,875	2,540,300
First Sub-Series A, 6.50%, 8/01/44	6,100	6,891,902
		17,590,017
South Carolina — 4.2%
County of Greenwood South Carolina, RB, Facilities, Self Memorial Hospital:
5.50%, 10/01/26	2,280	2,281,277
5.50%, 10/01/31	3,250	3,251,202
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,640	2,676,802
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	3,595	3,772,054
South Carolina State Public Service Authority, Refunding RB, Santee Cooper Project, Series C, 5.00%, 12/01/36	1,685	1,795,586
		13,776,921
Tennessee — 3.8%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.77%, 1/01/21 (a)	20,405	12,391,956
Texas — 14.9%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	2,400	623,184
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	2,350	2,393,827
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,650	1,776,802
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,771,447
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,364,669
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	5,000	5,124,200
Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (NPFGC), 5.96%, 11/15/36 (a)	25,375	4,029,804
Lower Colorado River Authority, Refunding RB (NPFGC) (g):
5.00%, 5/15/13	35	37,347
Series A, 5.00%, 5/15/13	5	5,335

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	$6,790	$7,130,179
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	3,616,020
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	4,410	4,727,520
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	4,210	4,553,452
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,205,560
		49,359,346
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	3,960	4,017,895
Virginia — 1.9%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	1,240	1,240,112
Halifax County IDA, Refunding RB, Old Dominion Electric Co-op Project, AMT (AMBAC), 5.63%, 6/01/28	5,000	5,106,800
		6,346,912
Washington — 2.4%
Bellingham, Water & Sewer Revenue, RB, 5.00%, 8/01/36	5,050	5,380,472
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	2,190	2,416,906
		7,797,378
Wisconsin — 2.1%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/30	1,790	1,867,525
Ascension Health Senior Credit Group, 5.00%, 11/15/33	910	941,368
Aurora Health Care, 6.40%, 4/15/33	3,930	4,007,185
		6,816,078
Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	3,355	3,640,410

Municipal Bonds	Par (000)	Value
Wyoming (concluded)
Wyoming Municipal Power Agency, RB, Series A:
5.50%, 1/01/33	$800	$846,944
5.50%, 1/01/38	750	788,287
		5,275,641
Total Municipal Bonds – 126.1%		416,891,535

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Alabama — 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,554,236
California — 5.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	2,850	3,059,332
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,530	2,637,500
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,840	1,992,633
San Francisco City & County Public Water Utilities Commission, RB, Series B, 5.00%, 11/01/39	10,335	10,837,074
		18,526,539
Colorado — 2.1%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	4,230	4,266,632
Series C-7, 5.00%, 9/01/36	2,710	2,733,577
		7,000,209
Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,170	5,514,064
Series X-3, 4.85%, 7/01/37	5,130	5,380,241
		10,894,305
Georgia — 1.5%
Private Colleges & Universities Authority, Refunding, RB, Emory University, Series C, 5.00%, 9/01/38	4,638	4,876,712
Massachusetts — 2.6%
Massachusetts State School Building Authority, Sales Tax Revenue RB, Senior, Series B, 5.00%, 10/15/41	4,950	5,242,545

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	$3,150	$3,255,651
		8,498,196
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,219	2,441,001
New York — 9.2%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,750	1,850,906
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,710	1,875,071
New York City Municipal Water Finance Authority, RB, Second General Resolution, Series HH, 5.00%, 6/15/31	9,149	9,868,503
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	9,284	9,575,438
New York State Liberty Development Corp., Liberty Revenue, Refunding RB, World Trade Center Project, 5.75%, 11/15/51	7,040	7,472,749
		30,642,667
Texas — 1.2%
RBC Municipal Products Inc Trust, RB, RBC Products Trust Residual, Series 0-5, 5.00%, 11/01/41 (d)(f)	1,860	3,931,445
Virginia — 1.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,909	6,339,062
Washington — 3.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,189,222
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	8,113	8,713,806
		11,903,028
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 32.5%		107,607,400
Total Long-Term Investments (Cost – $516,306,651) – 158.6%		524,498,935

Short-Term Securities	Par (000)	Value
Michigan – 1.1%
Michigan Finance Authority, RB, SAN Detroit Schools, Series A-1, 6.45%, 2/20/12	$3,580	$3,580,000

	Shares
Money Market Funds – 3.1%
FFI Institutional Tax-Exempt Fund, 0.01% (i)(j)	10,401,503	10,401,503
Total Short-Term Securities (Cost – $13,981,503) – 4.2%		13,981,503
Total Investments (Cost — $530,288,154*) - 162.8%		538,480,438
Other Assets Less Liabilities – 1.1%		3,594,732
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (18.2)%		(60,076,364)
AMPS, at Redemption Value – (45.7)%		(151,303,529)
Net Assets Applicable to Common Shares – 100.0%		$330,695,277

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$469,290,631
Gross unrealized appreciation	$21,050,088
Gross unrealized depreciation	(11,915,137)
Net unrealized appreciation	$9,134,951

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Variable rate security. Rate shown is as of report date.

(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	6

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

FFI Institutional Tax-Exempt Fund	11,840,465	(1,438,962)	10,401,503	$346

(j)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$524,498,935	—	$524,498,935
Short-Term Securities	$10,401,503	3,580,000	—	13,981,503
Total	$10,401,503	$528,078,935	—	$538,480,438

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: January 23, 2012